THE PRIVATE SHARES FUND

Schedule of Investments

September 30, 2023 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value
Common Stock in Public Companies(a)— 0.2%
Consumer Web — 0.2%
Nextdoor Holding, Inc.	Nov 2018	475,479	$2,449,074	$865,372
Wag Labs, Inc.	Oct 2018	376,552	2,035,961	719,214
			4,485,035	1,584,586
Healthcare/Biotech — 0.0%
23andMe Holding Co.	Oct 2017	374,260	1,852,320	366,775
TOTAL COMMON STOCK IN PUBLIC COMPANIES			6,337,355	1,951,361

Common Stock in Private Companies(a),(b)— 39.6%
3D Printing — 0.3%
Carbon, Inc.	Jun 2019	158,853	2,125,214	2,830,760
Advertising — 2.6%
GroundTruth, Inc.	Oct 2016	1,659,427	446,424	481,234
NextRoll, Inc.	Mar 2017	2,367,054	16,079,048	21,871,579
OpenX Software, Ltd.	Jun 2015	2,899,297	2,615,386	2,377,423
			19,140,858	24,730,236
Aerospace — 4.7%
Axiom Space, Inc.	Mar 2021	29,543	5,099,983	4,990,699
Relativity Space, Inc.	Oct 2021	437,922	9,999,993	9,813,832
Space Exploration Technologies Corp.	May 2019	360,330	7,386,765	29,186,730
			22,486,741	43,991,261
AgTech — 0.5%
Farmer's Business Network, Inc.	Sep 2021	87,500	5,042,625	4,624,375
Analytics/Big Data — 5.3%
Dataminr, Inc.	Sep 2015	567,043	6,559,226	17,033,972
Domino Data Lab, Inc.	Apr 2021	330,000	4,118,400	4,897,200
Dremio Corp.(c)	Dec 2021	166,664	1,028,383	1,383,311
INRIX, Inc.	May 2014	133,238	3,026,249	5,963,733
SingleStore, Inc.	May 2020	2,148,366	10,359,604	13,341,353
Tealium, Inc.	Sep 2020	200,000	1,300,000	2,376,000
ThoughtSpot, Inc.	Oct 2018	162,087	1,745,759	4,186,707
			28,137,621	49,182,276
Artificial Intelligence — 3.3%
Brain Corp.	Dec 2020	2,375,000	9,540,000	10,568,750
Cerebras Systems, Inc.	Feb 2022	309,813	6,946,627	7,094,718
Nanotronics Imaging, Inc.	Aug 2022	76,504	7,803,408	13,619,242
			24,290,035	31,282,710
Clean Technology — 0.1%
WiTricity Holdings, Inc.(c)	Mar 2021	166,667	1,667	480,001

See accompanying Notes to the Schedule of Investments

0

THE PRIVATE SHARES FUND

Schedule of Investments - (Continued)

September 30, 2023 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value
Common Stock in Private Companies(a),(b)— 39.6% (Continued)
e-Commerce — 0.8%
1661, Inc. (d.b.a. GOAT)(c)	Sep 2021	128,148	$760,724	$589,481
CaaStle, Inc.	Mar 2022	1,174,400	3,057,263	7,316,512
			3,817,987	7,905,993
Education — 1.4%
Eruditus Learning Solutions Pte., Ltd.(c)	Aug 2021	36,264	5,092,426	4,181,602
Learneo, Inc. (f.k.a. Course Hero, Inc.)	Jun 2020	270,000	3,429,200	8,191,800
Udacity, Inc.	Nov 2018	448,075	2,884,586	842,381
			11,406,212	13,215,783
Enterprise Software — 3.1%
Algolia, Inc.	Jan 2020	45,000	420,000	787,500
Automation Anywhere, Inc.	Jul 2021	189,449	4,019,940	1,708,830
D2iQ, Inc.	Feb 2019	165,000	1,605,450	181,500
Docker, Inc.	May 2017	2,500	531,250	72,125
EquipmentShare.com, Inc.	Oct 2021	694,800	9,985,874	10,755,504
Motive Technologies, Inc. (f.k.a. Keep Truckin, Inc.)	May 2019	788,562	3,420,734	6,340,039
Tebra Technologies, Inc. (f.k.a. Kareo, Inc.)	Nov 2020	190,007	1,235,126	1,525,756
Trax, Ltd.	Mar 2020	149,970	5,100,000	7,441,511
			26,318,374	28,812,765
Finance/Payments — 4.1%
Betterment Holdings, Inc.	Mar 2021	1,457,800	14,999,995	16,968,792
Circle Internet Financial, Ltd.	Apr 2018	290,200	2,604,825	11,227,838
ConsenSys Software, Inc.	May 2022	31,010	3,703,824	3,884,623
Payward, Inc. (d.b.a. Kraken)	Jun 2021	105,218	5,079,228	3,256,497
Prosper Marketplace, Inc.	Jan 2016	244,130	1,307,998	100,093
Upgrade, Inc.	Apr 2022	661,053	2,900,002	2,974,739
			30,595,872	38,412,582
FoodTech — 0.6%
Impossible Foods, Inc.	Oct 2022	373,248	3,569,496	5,654,707
Games — 1.4%
Epic Games	Nov 2022	17,168	10,826,013	12,828,616
Healthcare/Biotech — 2.5%
Click Therapeutics, Inc.	Nov 2020	1,000,000	3,500,000	3,350,000
Color Health, Inc.	Feb 2022	139,486	10,039,927	8,794,593
Devoted Health, Inc.	Aug 2022	177,776	9,999,953	9,791,902
ZocDoc, Inc.	Feb 2015	61,016	1,321,708	1,057,407
			24,861,588	22,993,902
Hosting/Storage — 0.4%
Rubrik, Inc.	Sep 2019	134,281	3,401,166	4,102,285

See accompanying Notes to the Schedule of Investments

THE PRIVATE SHARES FUND

Schedule of Investments - (Continued)

September 30, 2023 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value
Common Stock in Private Companies(a),(b)— 39.6% (Continued)
Security — 5.4%
Arctic Wolf Networks, Inc.	Dec 2021	2,072,651	$20,456,420	$17,969,884
Code42 Software, Inc.	May 2016	330,000	754,500	1,174,800
Contrast Security, Inc.	Sep 2022	31,250	255,000	416,562
Exabeam, Inc.	Jul 2021	47,858	1,396,977	1,396,975
Lookout, Inc.	Jul 2022	1,869,160	10,000,006	18,897,208
Malwarebytes, Inc.	Dec 2019	134,900	809,400	1,121,019
Snyk, Ltd.	Mar 2023	392,707	2,932,070	4,480,787
Tanium, Inc.	Apr 2019	640,000	4,787,200	4,748,800
			41,391,573	50,206,035
Software — 2.6%
Discord, Inc.(c)	Dec 2021	45,694	18,332,939	19,198,791
Mynd Management, Inc.	Dec 2021	340,202	6,130,637	4,898,909
			24,463,576	24,097,700
Transportation — 0.5%
Flexport, Inc.	Jul 2022	538,387	7,256,025	4,592,441
TOTAL COMMON STOCK IN PRIVATE COMPANIES			289,132,643	369,944,428

Preferred Stock in Private Companies(a),(b)— 43.8%
Advertising — 0.0%
GroundTruth, Inc., Preferred Series B-1	Jan 2017	600,000	149,200	174,000
Aerospace — 5.7%
Axiom Space, Inc., Preferred Series B	Dec 2020	32,221	2,019,958	5,443,094
Axiom Space, Inc., Preferred Series C-1	Aug 2021	108,731	15,612,740	18,367,928
Beta Technologies, Inc., Preferred Series A	Apr 2021	40,944	2,999,967	3,815,571
Beta Technologies, Inc., Preferred Series B	Apr 2022	58,156	5,999,954	5,737,089
Radian Aerospace, Inc., Preferred Series Seed 2	Sep 2021	607,336	1,999,997	2,083,163
Relativity Space, Inc., Preferred Series E	Jul 2021	437,922	10,299,992	9,914,554
Voyager Space Holdings, Inc., Preferred Series B	Mar 2022	192,061	7,499,982	7,499,982
			46,432,590	52,861,381
AgTech — 2.0%
CIBO Technologies, Inc., Preferred Series C(c)	Aug 2021	600,000	3,090,000	2,772,000
Farmer's Business Network, Inc., Preferred Series G	Sep 2021	160,880	10,199,946	9,284,385
Invaio Sciences, Inc., Preferred Series C(c)	Mar 2021	1,061,390	5,150,000	6,102,992
			18,439,946	18,159,377

See accompanying Notes to the Schedule of Investments

THE PRIVATE SHARES FUND

Schedule of Investments - (Continued)

September 30, 2023 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value
Preferred Stock in Private Companies(a),(b)— 43.8% (Continued)
Analytics/Big Data — 3.5%
Databricks, Inc., Preferred Series G(c)	Jul 2022	182,664	$10,799,704	$13,425,804
Dataminr, Inc., Preferred Series A	Apr 2019	20,000	198,000	600,800
Dataminr, Inc., Preferred Series B	Apr 2019	87,496	866,211	2,628,380
Dremio Corp., Preferred Series E(c)	Dec 2021	469,594	4,110,000	3,953,981
Heap, Inc., Preferred Series C	May 2019	1,361,503	4,999,997	11,504,700
Heap, Inc., Preferred Series D	Nov 2021	84,047	711,170	711,038
			21,685,082	32,824,703
Artificial Intelligence — 2.9%
Nanotronics Imaging, Inc., Preferred Series F-2	Apr 2022	90,888	15,300,066	16,179,882
VerbIT, Inc., Preferred Series A	Nov 2021	47,640	693,256	632,183
VerbIT, Inc., Preferred Series B	Nov 2021	288,180	4,194,173	3,824,148
VerbIT, Inc., Preferred Series E-1	Nov 2021	423,720	6,166,668	5,906,657
VerbIT, Inc., Preferred Series Seed 2	Nov 2021	65,000	945,904	862,550
			27,300,067	27,405,420
Clean Technology — 0.4%
WiTricity Holdings, Inc., Preferred Series A	Oct 2020	1,000,000	1,020,000	2,880,000
WiTricity Holdings, Inc., Preferred Series B	Jun 2022	333,253	999,999	979,764
			2,019,999	3,859,764
Consumer Web — 0.0%
Trusper, Inc. (d.b.a. Musely), Preferred Series B	Oct 2014	7,961	100,012	113,842
e-Commerce — 6.1%
1661, Inc. (d.b.a. GOAT), Preferred Series A-1(c)	Sep 2021	112,563	668,206	517,790
1661, Inc. (d.b.a. GOAT), Preferred Series A-5(c)	Sep 2021	2,394	14,211	11,012
1661, Inc. (d.b.a. GOAT), Preferred Series A-7(c)	Sep 2021	146,495	869,637	673,877
1661, Inc. (d.b.a. GOAT), Preferred Series B(c)	Sep 2021	231,687	1,375,362	1,065,760
1661, Inc. (d.b.a. GOAT), Preferred Series C(c)	Sep 2021	237,913	1,412,322	1,094,400
CaaStle, Inc., Preferred Series A-12	Dec 2021	1,801,270	8,110,608	11,221,912
GrubMarket, Inc., Preferred Series D	Oct 2020	440,742	1,999,999	6,355,500
GrubMarket, Inc., Preferred Series E	Jun 2021	1,520,838	14,999,995	21,930,484
GrubMarket, Inc., Preferred Series F	Feb 2022	697,526	9,999,982	10,058,325
Lyst, Ltd., Preferred Series E	Jul 2021	401,929	5,172,500	4,405,142
			44,622,822	57,334,202
Education — 0.5%
Yanka Industries, Inc. (d.b.a. MasterClass), Preferred Series Seed 1	Jul 2021	193,100	6,146,189	4,922,119

See accompanying Notes to the Schedule of Investments

THE PRIVATE SHARES FUND

Schedule of Investments - (Continued)

September 30, 2023 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value
Preferred Stock in Private Companies(a),(b)— 43.8% (Continued)
Enterprise Software — 4.3%
Checkr, Inc., Preferred Series A-1	Mar 2020	150,000	$1,405,000	$2,296,500
Cohere Technologies, Inc., Preferred Series D-1	Feb 2022	279,571	1,999,995	1,998,932
Cohere Technologies, Inc., Preferred Series D-2	Dec 2020	386,038	2,071,233	2,760,172
EquipmentShare.com, Inc., Preferred Series E	May 2022	323,064	4,999,997	5,001,031
Motive Technologies, Inc. (f.k.a. Keep Truckin, Inc.), Preferred Series E	May 2021	638,843	4,599,996	5,136,298
Motive Technologies, Inc. (f.k.a. Keep Truckin, Inc.), Preferred Series F	Jun 2022	1,923,076	14,999,993	15,461,531
Ocrolus, Inc., Preferred Series C(c)	Aug 2021	438,327	3,092,450	2,998,157
Tebra Technologies, Inc. (f.k.a. Kareo, Inc.), Preferred Series Seed 2	Nov 2020	123,819	804,870	994,266
Trax, Ltd., Pre IPO	Mar 2021	76,722	3,999,978	3,920,494
			37,973,512	40,567,381
Finance/Payments — 5.3%
Betterment Holdings, Inc., Preferred Series F	Sep 2021	318,380	3,999,999	3,855,582
ConsenSys Software, Inc., Preferred Series D(c)	Feb 2022	35,699	5,075,000	4,744,397
Fundbox, Ltd., Preferred Series C	Jun 2019	439,552	4,999,992	6,096,586
Fundbox, Ltd., Preferred Series D	Sep 2021	531,914	7,499,988	7,441,477
Payward, Inc. (d.b.a. Kraken), Preferred Series A	Nov 2021	262,210	13,768,164	8,115,400
Payward, Inc. (d.b.a. Kraken), Preferred Series Seed	Apr 2022	67,000	3,505,340	2,073,650
Prosper Marketplace, Inc., Preferred Series A	Jan 2016	55,395	305,781	29,913
Prosper Marketplace, Inc., Preferred Series A-1	Jan 2016	58,165	116	23,848
Ripple Labs, Inc., Preferred Series A	Dec 2018	42,000	504,000	2,284,800
Upgrade, Inc., Preferred Series C-1	Mar 2022	3,290,000	14,159,000	14,805,000
			53,817,380	49,470,653
FoodTech — 1.1%
Impossible Foods, Inc., Preferred Series E-1	Nov 2022	400,000	4,080,000	6,060,000
Impossible Foods, Inc., Preferred Series H-1(c)	Nov 2021	153,494	3,746,778	3,048,391
Impossible Foods, Inc., Preferred Series H-2(c)	Nov 2021	53,389	1,303,222	1,060,305
			9,130,000	10,168,696
Hardware — 0.3%
Hydrow, Inc., Preferred Series D	Feb 2022	435,304	4,999,989	2,368,054
Healthcare/Biotech — 2.3%
Click Therapeutics, Inc., Preferred Series A	Nov 2020	60,087	210,304	201,291
Collective Health, Inc., Preferred Series F	May 2021	3,989,361	3,120,000	2,313,829
Crossover Health Management Services, Inc., Preferred Series D	Mar 2021	258,835	9,203,999	11,052,255
Omada Health, Inc., Preferred Series E	Dec 2021	1,334,400	7,999,995	7,259,136
ZocDoc, Inc., Preferred Series A	Feb 2015	35,000	875,000	606,550
			21,409,298	21,433,061

See accompanying Notes to the Schedule of Investments

THE PRIVATE SHARES FUND

Schedule of Investments - (Continued)

September 30, 2023 (Unaudited)

	Acquisition Date	Shares/ Principal	Cost	Fair Value
Preferred Stock in Private Companies(a),(b)— 43.8% (Continued)
Security — 3.6%
Contrast Security, Inc., Preferred Series A	Jul 2022	828,514	$10,300,003	$11,044,091
Contrast Security, Inc., Preferred Series C	Nov 2022	1,164,596	7,649,998	15,524,065
Cybereason, Inc., Preferred Series F(c)	Jul 2021	1,510,600	7,631,457	2,398,306
Exabeam, Inc., Preferred Series A	Nov 2020	80,000	1,020,000	2,335,200
Exabeam, Inc., Preferred Series F-1	Jun 2023	6,642	193,878	193,880
Lookout, Inc., Preferred Series A	Feb 2015	204,000	1,927,800	2,062,440
			28,723,136	33,557,982
Software — 2.7%
Roofstock, Inc., Preferred Series E	Mar 2022	339,154	9,999,990	9,235,163
Tradeshift Holdings, Inc., Preferred Series E	Jun 2021	910,183	6,527,786	15,964,610
			16,527,776	25,199,773
Transportation — 3.1%
Clearmotion, Inc., Preferred Series A-3	Mar 2022	2,075,885	341,068	417,668
Clearmotion, Inc., Preferred Series A-4	Mar 2022	12,954,589	908,932	2,606,463
Clearmotion, Inc., Preferred Series B	Mar 2023	2,484,760	500,000	499,934
Flexport, Inc., Preferred Series A	Jun 2022	580,165	8,489,030	4,948,808
Flexport, Inc., Preferred Series B-1	Jul 2022	69,790	944,665	595,309
Flexport, Inc., Preferred Series D-3	Jul 2022	82,613	1,117,776	704,689
Hyperloop Technologies, Inc., Preferred Series B-1	Jun 2017	1,381	999,999	4,920
Hyperloop Technologies, Inc., Preferred Series C	May 2019	4,330	37,938	15,426
Loadsmart, Inc., Preferred Series D	Jan 2022	500,000	10,000,000	8,505,000
Neutron Holdings, Inc. (d.b.a. Lime), Preferred Series 1-D	Mar 2019	20,618,556	5,000,000	1,443,299
Turo, Inc., Preferred Series D-1	Jun 2018	628,035	2,932,295	9,407,964
			31,271,703	29,149,480
TOTAL PREFERRED STOCK IN PRIVATE COMPANIES			370,748,701	409,569,888

Convertible Notes of Private Companies(b) — 4.3%
AgTech — 0.0%
Farmer's Business Network, Inc., 15.00% 9/28/2025	Sep 2023	$350,000	350,000	350,000
Artificial Intelligence — 0.3%
Nanotronics Imaging, Inc., 5.00% 4/25/2025	Apr 2023	$3,000,000	3,000,000	3,000,000
Hosting/Storage — 1.1%
TMGcore, Inc., 4.00% 8/11/2026	Dec 2021	$10,000,000	10,000,000	10,000,000
Security — 0.0%
Exabeam, Inc., 12.00% 6/15/2028	Jun 2023	$78,659	78,659	78,660

See accompanying Notes to the Schedule of Investments

THE PRIVATE SHARES FUND

Schedule of Investments - (Continued)

September 30, 2023 (Unaudited)

	Acquisition Date	Principal/ Units/ Commitment/ Shares	Cost	Fair Value
Convertible Notes of Private Companies(b) — 4.3% (Continued)
Software — 1.3%
Tradeshift Holdings, Inc., 6.00% 11/22/2023(d)	Nov 2021	$5,000,000	$2,574,645	$5,000,000
Tradeshift Holdings, Inc., 7.00% 3/25/2024	Mar 2022	$5,000,000	2,461,948	5,000,000
Tradeshift Holdings, Inc., 12.00% 4/3/2025	Apr 2023	$2,227,053	2,227,053	2,227,053
			7,263,646	12,227,053
Transportation — 1.6%
Neutron Holdings, Inc. (d.b.a. Lime), 4.00% 6/1/2027	Jun 2020	$253,169	252,362	253,169
Neutron Holdings, Inc. (d.b.a. Lime), 4.00% 10/29/2025	Oct 2021	$15,000,000	15,000,000	14,550,000
			15,252,362	14,803,169
TOTAL CONVERTIBLE NOTES OF PRIVATE COMPANIES			35,944,667	40,458,882

Warrants of Private Companies(a),(b)— 0.3%
Software — 0.3%
Tradeshift Holdings, Inc., Exercise Price $0.001, Exercise Date 11/21/2031	Nov 2021	213,797	2,425,355	596,493
Tradeshift Holdings, Inc., Exercise Price $0.001, Exercise Date 9/9/2031	Dec 2021	427,594	4,570,844	1,192,987
Tradeshift Holdings, Inc., Exercise Price $0.001, Exercise Date 3/25/2032	Mar 2022	213,797	2,538,052	596,494
			9,534,251	2,385,974
Transportation — 0.0%
Neutron Holdings, Inc. (d.b.a. Lime), Exercise Price $0.01, Exercise Date 6/2/2027	Jun 2020	1,016,483	807	44,522
TOTAL WARRANTS OF PRIVATE COMPANIES			9,535,058	2,430,496

Simple Agreement for Future Equity of Private Companies(a),(b)— 0.1%
Aerospace — 0.1%
Xplore, Inc.	Feb 2022	1,000,000	1,000,000	1,000,000
TOTAL SIMPLE AGREEMENT FOR FUTURE EQUITY OF PRIVATE COMPANIES			1,000,000	1,000,000

Special Purpose Vehicles/PRIVATE FUNDS(a),(b)— 0.1%
Private Funds — 0.1%
Northgate Growth Fund III(e)	Dec 2022	1,200,000	1,200,000	1,173,504
TOTAL SPECIAL PURPOSE VEHICLES/PRIVATE FUNDS			1,200,000	1,173,504

See accompanying Notes to the Schedule of Investments

THE PRIVATE SHARES FUND

Schedule of Investments - (Continued)

September 30, 2023 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value
Short-Term Investments — 11.4%
MUTAL FUNDS — 11.4%
Goldman Sachs Government Fund, 5.16% (f)			$55,910,678	$55,910,678
UMB Money Market II Special, 5.18% (f)			50,129,452	50,129,452
TOTAL SHORT-TERM INVESTMENTS			106,040,130	106,040,130

TOTAL INVESTMENTS — 99.8%			819,938,554	932,568,689
Other assets less liabilities — 0.2%				1,783,621

NET ASSETS — 100.0%				$934,352,310

(a)	Equity positions are non-income producing and debt positions are income producing.
(b)	Investments in private companies, and in some cases public companies, may be subject to restrictions on disposition imposed by the issuer. All positions held are non-controlled and non-affiliated investments, as defined by the Investment Company Act of 1940, as amended (“1940 Act”).As of September 30, 2023 restricted securities represented 88.25% of the net assets of the Fund.
(c)	These securities have been purchased through Special Purpose Vehicles/Private Funds in which the Fund has a direct investment of ownership units of the Vehicles. The shares, cost basis and fair value stated are disclosed based on the underlying securities purchased by the Vehicle and the Fund’s ownership percentage.
(d)	Denotes a variable rate security. The rate shown is the current interest rate as of September 30, 2023.
(e)	These investments in Special Purpose Vehicles/Private Funds are expected to be invested into Portfolio Companies’ common and preferred shares.
(f)	Represents the 7-day effective yield as of September 30, 2023.

All issuers are based in the United States, except for Lyst, Ltd., OpenX Software, Ltd., and Snyk, Ltd., which are based in the UK, and Trax, Ltd.,

Eruditus Learning Solutions Pte., Ltd., and Fundbox, Ltd., which are based in the Cayman Islands, Singapore, and Israel, respectively.